             Annual Report



                               Value
                               Fund


                               -----------------
                               December 31, 1997
                               -----------------






[LOGO OF T. ROWE PRICE APPEARS HERE]

   REPORT HIGHLIGHTS
   -----------------------------------------------------------------------------
   Value Fund

 . Stocks posted the third consecutive year of more than 20% returns, fueled by strong corporate earnings, low inflation, and declining interest rates.

 .  Your fund returned 10.30% and 29.25% for the 6 and 12 months ended December
   31, 1997, respectively, ahead of the Lipper average for both periods but trailing the broad market.

 . Performance benefited from takeover targets such as ITT and from the shares of other companies we had bought at attractive valuations.

 . We will continue to seek out appealing opportunities in what is likely to be a more challenging investment environment in 1998.

FELLOW SHAREHOLDERS

The equity market performed well in 1997 as good corporate earnings results, continued low inflation, and a supportive interest rate environment provided ample fuel for the advance. The performance of stocks in the second half was particularly impressive in light of the market's October jitters and concern over the volatility of the Asian markets.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------


Periods Ended 12/31/97                          6 Months            12 Months
------------------------------------------------------------------------------
Value Fund                                         10.30%               29.25%
 ..............................................................................
S&P 500                                            10.58                33.36
 ..............................................................................
Lipper Growth & Income Funds Average                9.93                27.14
 ..............................................................................

Your fund performed well over the last six months, as results slightly trailed the unmanaged Standard & Poor's 500 Stock Index and exceeded the Lipper Growth & Income Funds Average. For the year as a whole, your fund again surpassed the Lipper average and lagged the broad market, a not uncommon pattern for conservative funds like this one in powerful years such as 1997. Your fund celebrated its third anniversary in September and has generated solid returns since inception.

Equity returns were notably impressive coming on the heels of considerable market strength in 1995 and 1996. The 1995-1997 period, in fact, is the first time in modern history that stock market returns have exceeded 20% in three consecutive years.

YEAR-END DISTRIBUTIONS

Your Board of Directors declared a fourth quarter income dividend of $0.05 per share and a $1.65 per share capital gain distribution, of which $1.23 represented short-term gains and $0.42 long-term gains. These distributions were paid on December 30 to shareholders of record on December 26. You should already have received a check or statement reflecting this activity as well as Form 1099-DIV, which provides important information for 1997 tax purposes.

PORTFOLIO REVIEW

The past year was characterized by tremendous equity market volatility. Stocks struggled in the first quarter, particularly in the small-capitalization sector, then rebounded sharply in the second and third quarters. The fourth quarter returned to a pattern of mixed performance as weakness in October, culminating with the 554-point decline in the Dow Jones Industrial Average on October 27, was more than offset by steady gains in November and December. In this volatile environment, our approach was to tune out as much short-term noise as possible by focusing our efforts on identifying reasonably valued investment opportunities.

----------------------
SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------


                           [PIE CHART APPEARS HERE]



Financial                                        16%
Consumer Services                                11%
Consumer Nondurables                             23%
Process Industries                                7%
Basic Materials                                   2%
Capital Equipment                                 3%
Consumer Cyclicals                                4%
All Others                                       34%

We emphasize investments in companies we determine to be undervalued in terms of price/earnings, price/cash flow, and price/asset ratios, replacement value calculations, or a range of other analytical frameworks. Many of our holdings are contrarian in nature, since we purchase shares of companies that have been out of favor and priced accordingly in the marketplace. We believe companies meeting our criteria provide an attractive combination of limited downside risk and reasonable upside potential.

In the second half of the year, we initiated positions in several stocks highlighted in the Major Portfolio Changes table following this letter. They included United States Surgical, a leading manufacturer of medical and surgical products; Loews, a shareholder-oriented conglomerate with a large property casualty insurance business; AlliedSignal, a leading producer of industrial, automotive, and aerospace products; and Waste Management, the largest waste disposal company. These stocks have been lagging the powerful surge of the broad stock market, and investor expectations for them have been low, resulting in attractive valuations.

Among companies eliminated from the portfolio, one of the most notable was ITT, the fund's largest holding as we entered 1997. This became an extremely successful investment as a bidding war for the company unfolded between Hilton and Starwood Lodging, and we were able to sell our shares at a substantial premium to your fund's cost. We also eliminated companies such as GM, Outback Steakhouse, and Corporate Express after strong price appreciation resulted in less attractive valuations.

SUMMARY AND OUTLOOK

The equity market has provided investors with three unprecedented years of prosperity, culminating in the gains of the last six months. As prices have advanced, the market's valuation appeal and near-term potential for further appreciation have diminished. We question how long the "delinkage" between the long-term rate of corporate earnings and dividend growth on one hand, and the more rapid advance of security prices on the other, can continue.

The volatility we experienced in the early days of 1998 is a reminder that investing entails risk as well as the pursuit of positive returns. We do not manage your fund with any overall stock market forecast or top-down strategy to guide us. Instead, we evaluate each investment on its own merits and build the portfolio one company at a time. Accordingly, we still expect to uncover attractive investment opportunities in what is likely to be a more challenging environment in 1998.

As always, we appreciate your continued confidence and support.



Respectfully submitted,


/s/ Brian C. Rogers

Brian C. Rogers
President and Chairman of the Investment Advisory Committee

January 20, 1998

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES
(Listed in descending order of size)


6 Months Ended 12/31/97

Ten Largest Purchases                       Ten Largest Sales
--------------------------------------------------------------------------------

United States Surgical *                    ITT **
 ..................................          ...................................
Tupperware *                                GM **
 ..................................          ...................................
Inco *                                      TriMas **
 ..................................          ...................................
Loews *                                     FMC
 ..................................          ...................................
Aetna *                                     Toys "R" Us **
 ..................................          ...................................
Hilton *                                    Outback Steakhouse **
 ..................................          ...................................
AlliedSignal *                              Time Warner **
 ..................................          ...................................
Union Carbide *                             Aeroquip-Vickers **
 ..................................          ...................................
Waste Management *                          Corporate Express **
 ..................................          ...................................
PartnerRe Holdings *                        ADVANTA **
 ..................................          ...................................



 *   Positions added
**   Positions eliminated

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------


TWENTY-FIVE LARGEST HOLDINGS
                                                                     Percent of
                                                                     Net Assets
                                                                       12/31/97
--------------------------------------------------------------------------------
First Union                                                                1.6%
 ................................................................................
Loews                                                                      1.6
 ................................................................................
Tupperware                                                                 1.5
 ................................................................................
Amerada Hess                                                               1.5
 ................................................................................
Valassis Communications                                                    1.5
--------------------------------------------------------------------------------
United States Surgical                                                     1.5
 ................................................................................
Aetna                                                                      1.4
 ................................................................................
AT&T                                                                       1.4
 ................................................................................
RJR Nabisco                                                                1.4
 ................................................................................
Hilton                                                                     1.4
--------------------------------------------------------------------------------
Viacom                                                                     1.3
 ................................................................................
Hasbro                                                                     1.3
 ................................................................................
Willis-Corroon                                                             1.3
 ................................................................................
PartnerRe Holdings                                                         1.3
 ................................................................................
Owens Corning                                                              1.2
--------------------------------------------------------------------------------
AlliedSignal                                                               1.2
 ................................................................................
Great Lakes Chemical                                                       1.2
 ................................................................................
Amgen                                                                      1.2
 ................................................................................
Union Carbide                                                              1.2
 ................................................................................
Inco                                                                       1.2
--------------------------------------------------------------------------------
Mellon Bank                                                                1.2
 ................................................................................
EXEL                                                                       1.2
 ................................................................................
Intuit                                                                     1.1
 ................................................................................
Waste Management                                                           1.1
 ................................................................................
McCormick                                                                  1.1
--------------------------------------------------------------------------------
Total                                                                     32.9%

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

Value Fund
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


                                  S&P 500 Index                 Value Fund
                                  -------------                 ----------
   9/30/94                            10,000                      10,000
    Dec-94                             9,998                      10,310
    Dec-95                            13,756                      14,419
    Dec-96                            16,914                      18,529
    Dec-97                            22,557                      23,948


------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund would have performed if its actual (or cumulative) returns for the periods shown had been earned at a constant rate each year.


                                                               Since   Inception
Periods Ended 12/31/97                1 Year    3 Years    Inception        Date
--------------------------------------------------------------------------------
Value Fund                            29.25%    32.43%        30.81%     9/30/94
 ................................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------


                                         Year                                9/30/94
                                        Ended                                Through
                                     12/31/97     12/31/96     12/31/95     12/31/94
NET ASSET VALUE
Beginning of period                 $   15.76    $   13.21    $   10.24    $   10.00
                                    ...................................................

Investment activities
 Net investment income                   0.21         0.27*        0.27*        0.08*
 Net realized and
 unrealized gain (loss)                  4.31         3.45         3.78         0.23
                                    ...................................................

 Total from
 Investment activities                   4.52         3.72         4.05         0.31
                                    ...................................................

Distributions
 Net investment income                  (0.21)       (0.26)       (0.26)       (0.07)
 Net realized gain                      (1.83)       (0.91)       (0.82)           -
                                    ...................................................
 Total distributions                    (2.04)       (1.17)       (1.08)       (0.07)
                                    ...................................................

NET ASSET VALUE
End of period                       $   18.24    $   15.76    $   13.21    $   10.24
                                    ---------------------------------------------------


Ratios/Supplemental Data

Total return                           29.25%       28.51%*      39.85%*       3.10%*
 .......................................................................................
Ratio of expenses to
average net assets                      1.05%        1.10%*       1.10%*       1.10%*+
 .......................................................................................
Ratio of net investment
income to average
net assets                              1.26%        1.71%*       2.03%*       3.16%*+
 .......................................................................................
Portfolio turnover rate                 67.2%        68.0%        89.7%        30.8%+
 .......................................................................................
Average commission rate paid        $  0.0468    $  0.0471            -            -
 .......................................................................................
Net assets, end of period
(in thousands)                      $ 546,375    $ 197,846    $  46,582    $   8,850
 .......................................................................................

* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 12/31/96.
+  Annualized.


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
                                                             December 31, 1997


-----------------------
STATEMENT OF NET ASSETS                         Shares/Par               Value
--------------------------------------------------------------------------------
                                                                  In thousands
Common Stocks  91.2%

FINANCIAL  15.5%

Bank and Trust  3.6%
First Union                                        167,000       $       8,559
 ................................................................................
Mellon Bank                                        105,000               6,366
 ................................................................................
Mercantile Bancorporation                           75,000               4,612
 ................................................................................
                                                                        19,537
                                                                 ...............
Insurance  10.2%
ACE Limited                                         40,000               3,860
 ................................................................................
EXEL                                               100,000               6,338
 ................................................................................
Loews                                               80,000               8,490
 ................................................................................
Mid Ocean Limited                                   80,000               4,340
 ................................................................................
Ohio Casualty                                      120,000               5,415
 ................................................................................
PartnerRe Holdings ADR                             150,000               6,956
 ................................................................................
St. Paul Companies                                  50,000               4,103
 ................................................................................
Transamerica                                        50,000               5,325
 ................................................................................
W. R. Berkley                                       90,000               3,999
 ................................................................................
Willis-Corroon ADR                                 566,500               6,975
 ................................................................................
                                                                        55,801
                                                                 ...............
Financial Services  1.7%
John Nuveen (Class A)                              100,000               3,500
 ................................................................................
Leucadia National                                  175,000               6,038
 ................................................................................
                                                                         9,538
                                                                 ...............
Total Financial                                                         84,876
                                                                 ...............


UTILITIES  5.3%

Telephone Services  2.8%
360 Communications *                               250,000               5,047
 ................................................................................
AT&T                                               125,000               7,656
 ................................................................................
Frontier                                           110,000               2,647
 ................................................................................
                                                                        15,350
                                                                 ...............
Electric Utilities  2.5%
FirstEnergy                                        148,750               4,314
 ................................................................................
Niagara Mohawk *                                   450,000               4,725
 ................................................................................

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


                                                Shares/Par            Value
---------------------------------------------------------------------------
                                                               In thousands
Unicom                                             150,000    $       4,612
 ...........................................................................
                                                                     13,651
                                                              .............
Total Utilities                                                      29,001
                                                              .............
CONSUMER NONDURABLES  22.2%

Beverages  1.5%

Allied Domecq PLC (GBP)                            400,000            3,443
 ...........................................................................
Brown-Forman (Class B)                              85,000            4,696
 ...........................................................................
                                                                      8,139
                                                              .............

Food Processing  2.0%

McCormick                                          220,000            6,174
 ...........................................................................
Whitman                                            175,000            4,561
 ...........................................................................
                                                                     10,735
                                                              .............

Hospital Supplies/Hospital Management  5.5%

Allergan                                           175,000            5,873
 ...........................................................................
Bausch & Lomb                                       75,000            2,972
 ...........................................................................
Columbia/HCA Healthcare                            125,000            3,703
 ...........................................................................
Smith & Nephew (GBP)                             1,500,000            4,435
 ...........................................................................
St. Jude Medical *                                 175,000            5,338
 ...........................................................................
United States Surgical                             275,000            8,061
 ...........................................................................
                                                                     30,382
                                                              .............

Pharmaceuticals  2.2%

Amgen                                              120,000            6,495
 ...........................................................................
Pharmacia & Upjohn                                 150,000            5,494
 ...........................................................................
                                                                     11,989
                                                              .............

Health Care Services  2.0%

Aetna                                              110,000            7,762
 ...........................................................................
Apria Healthcare *                                 225,000            3,023
 ...........................................................................
                                                                     10,785
                                                              .............

Miscellaneous Consumer Products  9.0%

Armstrong World                                     75,000            5,606
 ...........................................................................
Fortune Brands                                     125,000            4,633
 ...........................................................................
Hasbro                                             225,000            7,087
 ...........................................................................
Reebok *                                           120,000            3,458
 ...........................................................................
RJR Nabisco                                        200,000            7,500
 ...........................................................................
Rubbermaid                                         225,000            5,625
 ...........................................................................

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


                                            Shares/Par                Value
--------------------------------------------------------------------------------
                                                               In thousands

Seagram                                        175,000          $     5,655
 ...........................................................................
Tomkins (GBP)                                1,000,000                4,730
 ...........................................................................
UST                                            140,000                5,171
 ...........................................................................
                                                                     49,465
                                                                ...........
Total Consumer Nondurables                                          121,495
                                                                ...........

CONSUMER SERVICES  11.2%


General Merchandisers  2.3%

Mercantile Stores                               70,000                4,261
 ...........................................................................
Neiman Marcus *                                150,000                4,537
 ...........................................................................
Wal-Mart                                       100,000                3,944
 ...........................................................................
                                                                     12,742
                                                                ...........

Specialty Merchandisers  2.3%

American Stores                                150,000                3,084
 ...........................................................................
Lillian Vernon                                  50,000                  831
 ...........................................................................
Tupperware                                     300,000                8,363
 ...........................................................................
                                                                     12,278
                                                                ...........
Entertainment and Leisure  4.1%

Circus Circus *                                150,000                3,075
 ...........................................................................
Harrah's Entertainment *                       235,500                4,445
 ...........................................................................
Hilton                                         250,000                7,437
 ...........................................................................
Viacom (Class B) *                             175,000                7,252
 ...........................................................................
                                                                     22,209
                                                                ...........

Media and Communications  2.5%

Chris-Craft *                                   65,000                3,401
 ...........................................................................
Dun & Bradstreet                                75,000                2,320
 ...........................................................................
Valassis Communications *                      220,000                8,140
 ...........................................................................
                                                                     13,861
                                                                ...........
Total Consumer Services                                              61,090
                                                                ...........

CONSUMER CYCLICALS  4.1%

Building and Real Estate  1.2%

Owens Corning                                  200,000                6,825
 ...........................................................................
                                                                      6,825
                                                                ...........

Miscellaneous Consumer Durables  2.9%

Black & Decker                                 140,000                5,469
 ...........................................................................
Eastman Kodak                                   75,000                4,561
 ...........................................................................

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


                                               Shares/Par             Value
--------------------------------------------------------------------------------
                                                               In thousands

Imation *                                         200,000       $     3,200
 ...........................................................................
Polaroid                                           50,000             2,434
 ...........................................................................
                                                                     15,664
                                                                ...........
Total Consumer Cyclicals                                             22,489
                                                                ...........


TECHNOLOGY  7.4%


Telecommunications  2.8%

Harris                                            115,000             5,276
 ...........................................................................
MCI                                               125,000             5,355
 ...........................................................................
Telecomunicacoes Brazil ADR                        40,000             4,658
 ...........................................................................
                                                                     15,289
                                                                ...........

Aerospace and Defense  3.9%

Allegheny Teledyne                                 80,000             2,070
 ...........................................................................
AlliedSignal                                      175,000             6,814
 ...........................................................................
General Dynamics                                   50,000             4,322
 ...........................................................................
Lockheed Martin                                    50,000             4,925
 ...........................................................................
Raytheon Company (Class B)                         60,000             3,030
 ...........................................................................
                                                                     21,161
                                                                ...........

Specialized Computer  0.7%

Digital Equipment *                               100,000             3,700
 ...........................................................................
                                                                      3,700
                                                                ...........
Total Technology                                                     40,150
                                                                ...........


CAPITAL EQUIPMENT  2.7%


Electrical Equipment  1.1%

CBS                                               200,000             5,888
 ...........................................................................
                                                                      5,888
                                                                ...........

Machinery  1.6%

American Standard *                               100,000             3,831
 ...........................................................................
Farrel                                             25,000               123
 ...........................................................................
FMC                                                 4,900               329
 ...........................................................................
Harnischfeger                                     120,000             4,237
 ...........................................................................
                                                                      8,520
                                                                ...........
Total Capital Equipment                                              14,408
                                                                ...........


T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands
BUSINESS SERVICES AND TRANSPORTATION 7.5%

Computer Service and Software 2.4%

Broderbund Software *                                   100,000     $     2,566
 ................................................................................
Intuit *                                                150,000           6,197
 ................................................................................
NCR *                                                   150,000           4,172
 ................................................................................
                                                                         12,935
                                                                    ............
Miscellaneous Business Services 3.4%

H&R Block                                               100,000           4,481
 ................................................................................
Swire Pacific (Class A) (HKD)                           600,000           3,291
 ................................................................................
Waste Management                                        225,000           6,188
 ................................................................................
Wheelabrator Technologies                               275,000           4,417
 ................................................................................
                                                                         18,377
                                                                    ............
Railroads 1.7%

Burlington Northern Santa Fe                             50,000           4,647
 ................................................................................
Norfolk Southern                                        156,900           4,834
 ................................................................................
                                                                          9,481
                                                                    ............
Total Business Services and Transportation                               40,793
                                                                    ............

ENERGY 4.8%

Energy Services 0.7%

Witco                                                   100,000           4,081
 ................................................................................
                                                                          4,081
                                                                    ............
Integrated Petroleum - Domestic 3.2%

Amerada Hess                                            150,000           8,231
 ................................................................................
Occidental Petroleum                                    200,000           5,863
 ................................................................................
Union Texas Petroleum                                   150,000           3,122
 ................................................................................
                                                                         17,216
                                                                    ............
Exploration and Production 0.9%

Union Pacific Resources                                 200,000           4,850
 ................................................................................
                                                                          4,850
                                                                    ............
Total Energy                                                             26,147
                                                                    ............

PROCESS INDUSTRIES 6.8%

Diversified Chemicals 3.5%

Dow Chemical                                             40,000           4,060
 ................................................................................
Hercules                                                100,000           5,006
 ................................................................................

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands
Olin                                                     85,000     $     3,984
 ................................................................................
Union Carbide                                           150,000           6,441
 ................................................................................
                                                                         19,491
                                                                    ............
Specialty Chemicals 1.9%

Great Lakes Chemical                                    150,000           6,731
 ................................................................................
Millennium Chemicals                                    150,000           3,535
 ................................................................................
                                                                         10,266
                                                                    ............
Paper and Paper Products 0.5%

Consolidated Papers                                      50,000           2,669
 ................................................................................
                                                                          2,669
                                                                    ............
Forest Products 0.9%

Boise Cascade                                            70,000           2,117
 ................................................................................
Louisiana Pacific                                       150,000           2,850
 ................................................................................
                                                                          4,967
                                                                    ............
Total Process Industries                                                 37,393
                                                                    ............
BASIC MATERIALS 2.5%

Metals 1.2%

Inco                                                    375,000           6,375
 ................................................................................
                                                                          6,375
                                                                    ............
Mining 1.3%

Homestake Mining                                        150,000           1,331
 ................................................................................
Newmont Mining                                          200,000           5,875
 ................................................................................
                                                                          7,206
                                                                    ............
Total Basic Materials                                                    13,581
                                                                    ............
Miscellaneous Common Stocks 1.2%                                          6,799
                                                                    ............
Total Common Stocks (Cost $452,093)                                     498,222
                                                                    ............
SHORT-TERM INVESTMENTS 9.7%

Money Market Funds 9.7%

Reserve Investment Fund, 5.84% #               $     52,992,400          52,992
 ................................................................................
Total Short-Term Investments (Cost $52,992)                              52,992
                                                                    ............

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands
Total Investments in Securities

100.9% of Net Assets (Cost $505,085)                                $   551,214

Other Assets Less Liabilities                                            (4,839)
                                                                    ............

NET ASSETS                                                          $   546,375
                                                                    ------------
Net Assets Consist of:

Accumulated net investment income - net of distributions            $       130

Accumulated net realized gain/loss - net of distributions                 6,278

Net unrealized gain (loss)                                               46,126

Paid-in-capital applicable to 29,950,235 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized        493,841
                                                                    ............
NET ASSETS                                                          $   546,375
                                                                    ------------

NET ASSET VALUE PER SHARE                                           $     18.24
                                                                    ------------



  *  Non-income producing
  #  Seven-day yield
ADR  American Depository Receipt
GBP  British sterling
HKD  Hong Kong dollar



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands


                                                                     Year
                                                                    Ended
                                                                 12/31/97
 Investment Income
 Income
  Dividend                                                    $     6,442
  Interest                                                          1,786
                                                              .............
  Total income                                                      8,228
                                                              .............
 Expenses
  Investment management                                             2,597
  Shareholder servicing                                               756
  Registration                                                        132
  Custody and accounting                                              101
  Prospectus and shareholder reports                                   83
  Legal and audit                                                      14
  Directors                                                             7
  Miscellaneous                                                        11
  Reimbursed to manager                                                35
                                                              .............
  Total expenses                                                    3,736
                                                              .............
Net investment income                                               4,492
                                                              .............

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                       50,770
  Foreign currency transactions                                       (31)
                                                              .............
  Net realized gain (loss)                                         50,739
                                                              .............

 Change in net unrealized gain or loss
  Securities                                                       29,091
  Other assets and liabilities
  denominated in foreign currencies                                    (2)
                                                              .............
  Change in net unrealized gain or loss                            29,089
                                                              .............
Net realized and unrealized gain (loss)                            79,828
                                                              .............
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                        $    84,320
                                                              -------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands


                                                               Year
                                                              Ended
                                                           12/31/97    12/31/96
Increase (Decrease) in Net Assets
Operations
 Net investment income                                    $   4,492   $   1,977
 Net realized gain (loss)                                    50,739      12,131
 Change in net unrealized gain or loss                       29,089      13,510
                                                          ......................
 Increase (decrease) in net assets from
  operations                                                 84,320      27,618
                                                          ......................
Distributions to shareholders
 Net investment income                                       (4,372)     (2,279)
 Net realized gain                                          (47,279)     (9,734)
                                                          ......................
 Decrease in net assets from distributions                  (51,651)    (12,013)
                                                          ......................
Capital share transactions*
 Shares sold                                                395,564     163,452
 Distributions reinvested                                    50,164      11,582
 Shares redeemed                                           (129,868)    (39,776)
                                                          ......................
 Increase (decrease) in net assets from capital
 share transactions                                         315,860     135,258
                                                          ......................
Net equalization                                                  -         401
                                                          ......................

Net Assets
Increase (decrease) during period                           348,529     151,264
Beginning of period                                         197,846      46,582
                                                          ......................
End of period                                             $ 546,375   $ 197,846
                                                          ----------------------

*Share information
  Shares sold                                                21,897      10,964
  Distributions reinvested                                    2,810         744
  Shares redeemed                                            (7,310)     (2,680)
                                                          ......................
  Increase (decrease) in shares outstanding                  17,397       9,028



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
                                                             December 31, 1997

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

    T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on September 30, 1994.

    The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

    Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

    Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

    For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

    Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

    Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

    Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


    Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective September 30, 1997, the fund discontinued its practice of equalization. The results of operations and net assets were not affected by this change.

NOTE 2 - INVESTMENT TRANSACTIONS

    Purchases and sales of portfolio securities, other than short-term securities, aggregated $459,537,000 and $218,302,000, respectively, for the year ended December 31, 1997.

NOTE 3 - FEDERAL INCOME TAXES

    No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

    In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 1997. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

    ----------------------------------------------------------------------------
    Undistributed net investment income                            $   10,000
    Paid-in-capital                                                   (10,000)

    At December 31, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $505,085,000, and net unrealized gain aggregated $46,129,000, of which $63,966,000 related to appreciated investments and $17,837,000 to depreciated investments.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

    The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $299,000 was payable at December 31, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. The effective annual group fee rate was 0.32% at December 31, 1997, and 0.33% for the year then ended. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

    Pursuant to a previous investment management agreement, $237,000 of unaccrued 1994-1996 fees and expenses were repaid during the year ended December 31, 1997. The fund is required to reimburse the manager for these expenses provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.10%.

    In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $671,000 for the year ended December 31, 1997, of which $72,000 was payable at period-end.

    The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1997, totaled $747,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


    During the year ended December 31, 1997, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $2,235,000 with certain affiliates of the manager and paid commissions of $11,000 related thereto.


-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/97
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

 . $35,335,000 from short-term capital gains, and

 . $11,944,000 from long-term capital gains; of which $3,827,000 was subject to the 20% rate gains category.

For corporate shareholders, 13% of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
--------------------------------------------------------------------------------

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of
T. Rowe Price Value Fund, Inc.

    We have audited the accompanying statement of net assets of T. Rowe Price Value Fund, Inc. as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended and the period from September 30, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
    T. Rowe Price Value Fund, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

    COOPERS & LYBRAND L.L.P.
    Baltimore, Maryland
    January 21, 1998

For yield, price, last transaction,                Investor Centers:
current balance, or to conduct                     101 East Lombard St.
transactions, 24 hours, 7 days                     Baltimore, MD 21202
a week, call Tele*Access(R):
1-800-638-2587 toll free                           T. Rowe Price
                                                   Financial Center
For assistance                                     10090 Red Run Blvd.
with your existing                                 Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                         Farragut Square
1-800-225-5132 toll free                           900 17th Street, N.W.
410-625-6500 Baltimore area                        Washington, D.C. 20006

To open a Discount Brokerage                       ARCO Tower
account or obtain information,                     31st Floor
call:   1-800-638-5660 toll free                   515 South Flower St.
                                                   Los Angeles, CA 90071
Internet address:
www.troweprice.com                                 4200 West Cypress St.
                                                   10th Floor
T. Rowe Price Associates                           Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Value Fund.



[LOGO OF T. ROWE PRICE APPEARS HERE]



T. Rowe Price Investment Services, Inc., Distributor.